Acquisitions, Goodwill and Other Intangible Assets (Goodwill) (Details) In Millions, unless otherwise specified	12 Months Ended							0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2013 Commercial Real Estate Portfolio Segment [Member] USD ($)	Dec. 31, 2014 Energy Management Power Conversion Member [Member] USD ($)	Feb. 12, 2014 Acquisition API Healthcare USD ($)	Dec. 31, 2014 Acquisition API Healthcare USD ($)	Aug. 31, 2013 Acquisition Avio SpA USD ($)	Dec. 31, 2013 Acquisition Avio SpA USD ($)	Jul. 31, 2013 Acquisition Lufkin Industries Inc USD ($)	Dec. 31, 2013 Acquisition Lufkin Industries Inc USD ($)	Mar. 21, 2014 Acquisition Thermo Fisher USD ($)	Dec. 31, 2014 Acquisition Thermo Fisher USD ($)	Jun. 20, 2014 Acquisition Alstom EUR (€)	Jun. 02, 2014 Acquisition Cameron's Reciprocating Compression Div USD ($)
Goodwill [Line Items]
Goodwill (Note 8)	$ 76,016	$ 76,906	$ 72,188				$ 1,500										$ 250
Payments to Acquire Businesses, Net of Cash Acquired	2,639	1,642	1,456					340		4,449		3,309		1,065		260	550
Increase (Decrease) in Intangible Assets, Current	2,086								125		1,817		997		320		100
Intangible assets subject to amortization	13,917	13,976
Indefinite-lived intangible assets	130	160
Total	14,047	14,136
Dispositions, currency exchange and other	(2,224)	(615)
Discount Rate				9.00%	16.00%
Implied Fair Value Of Goodwill Exceeding Carrying Value Of Goodwill						3,700
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized										(96)
Estimated Purchase Price to Aquire Business, Net of Cash Acquired																12,350
Anticipated Third Party Investment In Joint Venture																2,600
Goodwill, Acquired During Period	1,334	5,333							280				2,120		700
Goodwill, period increase (decrease)	$ 890	$ 4,718									$ 3,230
Reporting Unit Percentage Of Fair Value In Excess Of Carrying Amount							10.00%
Reporting Unit Goodwill As Percent Of Total							2.00%